Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory	As of December 31, 2019 and 2018, inventory is comprised of the following:

	As of December 31,
	2019	2018
	(In thousands)
Raw Materials	$22,578	$20,940
Work in-progress	4,239	2,348
	$26,817	$23,288